Note 10 - VALUATION AND QUALIFYING ACCOUNTS (Details Narrative) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Note 10 - Valuation And Qualifying Accounts Details Narrative
Inventory write-down		$ 1,725
Copper price	8,000
Impairment charge		$ 3,572